Income Taxes - Summary of Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
State	$ 41,753	$ 31,525	$ 32,776
Deferred income taxes	$ 41,753	$ 31,525	$ 32,776